Interests in associates and joint ventures - Key assumptions in value in use calculation (Details) - Bank of Communications Co., Limited	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.00%	3.00%
Discount rate	10.59%	11.37%
Expected credit losses as a percentage of customer advances in the long term	0.88%	0.88%
Cost-income ratio	36.10%
Effective tax rate in the long-term	16.80%	16.80%
Capital adequacy ratio	12.50%	11.50%
Tier 1 capital adequacy ratio	9.50%	9.50%
Long-term profit growth rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.22%
Long-term asset growth rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	(0.19%)
Discount rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	(0.27%)
Expected credit losses as a percentage of customer advances
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	(0.03%)
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	(1.45%)
Operating income growth rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	0.39%
Cost-income ratio
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	(0.87%)
Long-term effective tax rate
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	(2.28%)
Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	(0.30%)
Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumption to reduce headroom to nil	(1.99%)
Minimum
Disclosure of associates [line items]
Discount rate	9.50%	10.30%
Expected credit losses as a percentage of customer advances in the short to medium term	0.98%	0.98%
Risk-weighted assets as a percentage of total assets	61.00%	61.00%
Operating Income Ratio	4.40%	3.50%
Cost-income ratio		36.30%
Effective tax rate in the short to medium-term	10.00%	7.80%
Maximum
Disclosure of associates [line items]
Discount rate	15.00%	15.00%
Expected credit losses as a percentage of customer advances in the short to medium term	1.10%	1.22%
Risk-weighted assets as a percentage of total assets	62.00%	62.00%
Operating Income Ratio	6.30%	6.70%
Cost-income ratio		36.80%
Effective tax rate in the short to medium-term	14.30%	16.50%
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Risk-weighted assets as a percentage of total assets	61.00%	61.00%